Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net result	€ (7,658)	€ (8,855)
Adjustments for:
Depreciation	691	549
Share-based compensation	736	1,095
Financial income and expenses	(488)	544
Results related to financial liabilities measured at fair value through profit or loss	68	(670)
Result on derecognition of financial liabilities		(408)
Income tax expenses	3
Changes in working capital	(9,224)	52,290
Cash (used in) / generated by operations	(15,872)	44,545
Corporate income tax paid	(3)
Interest received	932	180
Interest paid	(189)
Net cash (used in) / generated by operating activities	(15,132)	44,725
Cash flow from investing activities
Increase in financial asset - current	(17,000)
Purchases of property, plant and equipment	(732)	(136)
Sales of property, plant and equipment		47
Net cash used in investing activities	(17,732)	(89)
Cash flow from financing activities
Proceeds from exercise of share options	162
Repayment of lease liability	(581)	(259)
Net cash used in financing activities	(419)	(259)
Net (decrease) / increase in cash and cash equivalents	(33,283)	44,377
Currency effect cash and cash equivalents	71	(166)
Cash and cash equivalents, at beginning of the period	118,925	94,775
Cash and cash equivalents at the end of the period	€ 85,713	€ 138,986